Shareholder Report, Line Graph (Details) - USD ($)									4 Months Ended		6 Months Ended		10 Months Ended		12 Months Ended			16 Months Ended	18 Months Ended		22 Months Ended		24 Months Ended	28 Months Ended	30 Months Ended		34 Months Ended		36 Months Ended	40 Months Ended	42 Months Ended		46 Months Ended		52 Months Ended	54 Months Ended	58 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended
	Dec. 16, 2025	May 06, 2025	May 10, 2023	Oct. 25, 2022	Jun. 23, 2022	Dec. 21, 2021	Jun. 29, 2021	Oct. 18, 2017	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000241259
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI CBRE Real Assets ETF
Accumulated Value			$ 10,000														$ 9,984						$ 11,424						$ 13,498
C000225893
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay Core Plus Bond ETF
Accumulated Value							$ 10,000							$ 9,069								$ 8,950						$ 9,052						$ 9,881			$ 10,373
C000238088
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay High Income ETF
Accumulated Value				$ 10,000							$ 10,712								$ 11,521						$ 12,468						$ 13,601
C000248469
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay Securitized Income ETF
C000267030
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay Muni Allocation ETF
Accumulated Value	$ 10,000								$ 10,255
C000184310
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay Muni Insured ETF
Accumulated Value								$ 10,000				$ 9,987								$ 10,658						$ 11,090						$ 12,012				$ 10,968		$ 11,159	$ 11,405	$ 11,610	$ 12,441
C000257922
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay Muni Short Duration ETF
Accumulated Value		$ 10,000													$ 10,472
C000184311
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay Muni Intermediate ETF
Accumulated Value								10,000				9,966								10,623						10,904						11,864				11,018		11,311	11,548	11,830	12,539
C000222073
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI MacKay California Muni Intermediate ETF
Accumulated Value						$ 10,000				$ 8,782								$ 8,983						$ 9,228						$ 9,445					$ 10,036
C000234758
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI Winslow Large Cap Growth ETF
Accumulated Value					$ 10,000								$ 11,489								$ 15,732						$ 17,823						$ 21,847
C000234759
Account Value [Line Items]
Line Graph and Table Measure Name																NYLI Winslow Focused Large Cap Growth ETF
Accumulated Value					10,000								11,812								16,219						18,801						22,298
CBRE Real Assets Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name																CBRE Real Assets Blended Index
Accumulated Value			10,000														9,991						11,396						13,532
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000							9,068								9,029						8,897						9,610			10,000
Bloomberg Very Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Very Liquid High Yield Index
Accumulated Value				10,000							10,814								11,777						12,749						13,927
Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Securitized Bond Index
Muni Allocation Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name																Muni Allocation Blended Index
Accumulated Value	10,000								10,127
Bloomberg Municipal All Insured Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal All Insured Bond Index
Accumulated Value								10,000				9,903								10,617						10,929						11,945				10,872		11,186	11,452	11,615	12,423
Bloomberg 3-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg 3-Year Municipal Bond Index
Accumulated Value		10,000													10,406
Bloomberg Municipal Bond Index 1-15 Year Blend
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index 1-15 Year Blend
Accumulated Value								10,000				9,853								10,403						10,649						11,323				10,554		10,923	11,124	11,346	12,024
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg California Intermediate Municipal Bond Index
Accumulated Value						10,000				9,186								9,583						9,697						9,857					10,436
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,469								15,117						17,313						22,616
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,469								15,117						17,313						22,616
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value			$ 10,000														$ 11,917						$ 13,366						$ 17,262
Core Plus Bond Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name																Core Plus Bond Blended Index
Accumulated Value							$ 10,000							$ 9,128								$ 9,121						$ 9,169						$ 9,918			$ 10,412
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000							$ 10,833								$ 10,674						$ 11,531						$ 11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000								$ 10,118
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Accumulated Value								10,000				9,864								10,471						10,697						11,526				10,617		10,922	11,150	11,335	12,054
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Accumulated Value		$ 10,000													$ 10,629
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Accumulated Value								$ 10,000				$ 9,864								$ 10,471						$ 10,697						$ 11,526				$ 10,617		$ 10,922	$ 11,150	$ 11,335	$ 12,054
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Municipal Bond Index
Accumulated Value						$ 10,000				$ 9,121								$ 9,383						$ 9,578						$ 9,738					$ 10,355
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,171								13,662						15,220						19,940
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000								$ 11,171								$ 13,662						$ 15,220						$ 19,940